15. Reserve for Share-Based Payments: Schedule of Stock Option Activity Table (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Stock Option Activity Table

	2023		2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	$	#	$	#	$
Outstanding, beginning of year	1,620,489	7.23	820,000	2.50	820,000	0.50
Granted	350,000	USD 2.50	1,269,386	USD 7.50	-	-
Cancelled	(360,000)	2.50	(300,000)	2.50	(160,000) (1)	2.50
Cancelled	(148,082)	USD 7.50	(168,897)	USD 7.50	-	-
Reinstated	-	-	-	-	160,000 (1)	2.50
Outstanding, end of year	1,462,407	7.53	1,620,489	7.23	820,000	2.50
Exercisable, end of year	1,462,407	7.53	1,070,246	6.08	820,000	2.50

(1)160,000 options were cancelled and reinstated as a result of the resignation and reincorporation of a director.